Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		12 Months Ended
	Apr. 22, 2022	Mar. 31, 2022	Mar. 29, 2022	Mar. 28, 2022	Jan. 11, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Apr. 15, 2022	Mar. 25, 2022	Mar. 09, 2022	Oct. 06, 2021	Dec. 31, 2020	Feb. 28, 2019
Proceeds from Business Combination, net of transaction costs						$ 163,775	$ 0
Starry Credit Agreement [Member]
Aggregate principal amount of Junior Debt														$ 50,000
FirstMark Horizon Acquisition Corporation [Member]
Proceeds from Business Combination, net of transaction costs			$ 37
Starry, Inc [Member]
Common stock, shares, issued								37,178,873					36,155,835
Starry, Inc [Member] | Starry Credit Agreement [Member]
Aggregate principal amount of Junior Debt														$ 50,000
Merger Agreement Waiver [Member]
Proceeds from Business Combination, net of transaction costs			36,282
Subsequent Event [Member]
Percentage of market value	115.00%
Subsequent Event [Member] | Starry Credit Agreement [Member]
Aggregate principal amount of Junior Debt		$ 15,000				$ 15,000
Line of Credit Facility, Interest Rate Description		rate equal to Term Secured Overnight Financing Rate (“SOFR”) plus 1.00%.
Subsequent Event [Member] | Starry, Inc [Member] | FirstMark Horizon Acquisition Corporation [Member]
Proceeds from Business Combination, net of transaction costs			$ 36,245
Subsequent Event [Member] | Starry, Inc [Member] | Delayed Draw Tranche C Loan [Member]
Proceeds from issuance of debt					$ 10,000
Subsequent Event [Member] | Starry, Inc [Member] | Convertible Notes Issued Upon Consummation Of The Business Combination [Member]
Notes issued				$ 0
Subsequent Event [Member] | Merger Agreement Waiver [Member] | Merger Agreement [Member]
Number of days prior to closing date within which payoff letters and related documentation with respect to certain indebtedness will be delivered				2 days
Subsequent Event [Member] | Merger Agreement Waiver [Member] | Starry, Inc [Member] | Merger Agreement [Member]
Minimum cash condition				$ 300,000
Common Class A [Member]
Common stock, shares, issued		152,926,661				152,926,661		0			422,108
Common Class A [Member] | PIPE investors [Member]
Share issue price per share			$ 7.5
Purchase of shares			14,533,334
Aggregate proceeds amount			$ 109,000
Common Class A [Member] | PIPE investors [Member] | Starry, Inc [Member]
Purchase of shares								10,900,000
Aggregate proceeds amount								$ 109,000
Common Class A [Member] | Amended Warrant Agreement | FirstMark and Warrant Agent [Member]
Number of trading day				20 days
Weighted average trading price per share				$ 9.2
Market value per share				7.94
Common Class A [Member] | Subsequent Event [Member]
Share issue price per share		$ 8.75				$ 8.75
Common stock, shares, issued		1,209,029				1,209,029
Common Class A [Member] | Subsequent Event [Member] | Starry, Inc [Member] | PIPE Subscription Agreement [Member]
Common stock, Shares subscribed but unissued										14,533,334
Shares issued, Price per share										$ 7.5
Common Class A [Member] | Subsequent Event [Member] | Starry, Inc [Member] | PIPE Subscription Agreement [Member] | Before Amendment [Member]
Common stock, Shares subscribed but unissued										10,900,000
Shares issued, Price per share										$ 10
Common Class A [Member] | Subsequent Event [Member] | PIPE investors [Member] | Starry, Inc [Member]
Share issue price per share			$ 7.5
Purchase of shares			14,533,334
Aggregate proceeds amount			$ 109,000
Common Class A [Member] | Subsequent Event [Member] | Sections 6.1 and 6.2 of the Warrant Agreement
Percentage of market value	180.00%
Common Class A [Member] | Minimum [Member] | Subsequent Event [Member] | Sections 6.1 and 6.2 of the Warrant Agreement
Redemption trigger price per share	$ 18
Common Class A [Member] | Minimum [Member] | Subsequent Event [Member] | Section 6.2 of the Warrant Agreement
Redemption trigger price per share	10
Common Class A [Member] | Maximum [Member] | Subsequent Event [Member] | Sections 6.1 and 6.2 of the Warrant Agreement
Redemption trigger price per share	14.29
Common Class A [Member] | Maximum [Member] | Subsequent Event [Member] | Section 6.2 of the Warrant Agreement
Redemption trigger price per share	7.94
Class A Common Stock and Securities Exchangeable for Shares of Class A Common Stock [Member] | Amended Warrant Agreement | FirstMark and Warrant Agent [Member]
Share issue price per share				$ 7.5
Percentage of aggregate gross proceeds from issuance to equity proceeds				60.00%
Non-voting Common Stock [Member] | Starry, Inc [Member]
Class of warrant or right, Number of securities called by warrants or rights								6,632,108
Common stock, shares, issued								2,201,636					1,178,598
First Mark Class A Common Stock [Member] | Subsequent Event [Member] | Starry, Inc [Member]
Stock redeemed or called during period, Shares			37,775,801
Stock redeemed or called during period, Value			$ 377,787
Series Z Preferred Stock [Member]
Shares issued, Price per share			$ 7.5
Series Z Preferred Stock [Member] | PIPE investors [Member] | Starry, Inc [Member]
Share issue price per share								$ 10
Series Z Preferred Stock [Member] | Series Z Investors [Member]
Share issue price per share			$ 7.5
Purchase of shares			4,133,333
Aggregate proceeds amount			$ 31,000
Series Z Preferred Stock [Member] | Series Z Investors [Member] | Starry, Inc [Member]
Share issue price per share								$ 10
Purchase of shares								2,100,000
Aggregate proceeds amount								$ 21,000
Series Z Preferred Stock [Member] | Subsequent Event [Member] | Starry, Inc [Member] | Series Z Subscription Agreement [Member]
Shares issued, Price per share										$ 7.5
Preferred stock, Shares subscribed but unissued										2,800,000
Series Z Preferred Stock [Member] | Subsequent Event [Member] | Starry, Inc [Member] | Series Z Subscription Agreement [Member] | Before Amendment [Member]
Shares issued, Price per share										$ 10
Preferred stock, Shares subscribed but unissued										2,100,000
Series Z Preferred Stock [Member] | Subsequent Event [Member] | Starry, Inc [Member] | Tiger Series Z Subscription Agreement [Member]
Shares issued, Price per share										$ 7.5
Preferred stock, Shares subscribed but unissued										1,333,333
Preferred stock, Value, Subscriptions										$ 10,000
Series Z Preferred Stock [Member] | Subsequent Event [Member] | Series Z Investors [Member] | Starry, Inc [Member]
Share issue price per share			$ 7.5
Purchase of shares			4,133,333
Aggregate proceeds amount			$ 31,000
Tranche C Warrants [Member] | Non-voting Common Stock [Member] | Starry, Inc [Member] | Starry Credit Agreement [Member]
Price per warrant												$ 0.05
Class of warrant or right, Number of securities called by warrants or rights												2,118,687
Tranche C Warrants [Member] | Non-voting Common Stock [Member] | Subsequent Event [Member] | Starry, Inc [Member] | Starry Credit Agreement [Member] | Contingently Excercisable [Member]
Class of warrants or rights percentage of warrants no longer subject to vesting conditions									75.00%
Class of warrants or rights no longer subject to vesting conditions									1,988,971,000,000
Public Warrants [Member} | Common Class A [Member]
Class of warrant or right, Number of securities called by warrants or rights		13,800,000				13,800,000
Public Warrants [Member} | Common Class A [Member] | Minimum [Member] | Subsequent Event [Member]
Price per warrant	$ 9.13
Warrants issued to purchase each share of common stock	1.2415
Public Warrants [Member} | Common Class A [Member] | Maximum [Member] | Subsequent Event [Member]
Price per warrant	$ 11.5
Warrants issued to purchase each share of common stock	1.2415
Delayed Draw Tranche C Warrants [Member] | Non-voting Common Stock [Member] | Subsequent Event [Member] | Starry, Inc [Member]
Class of warrant or right, Number of securities called by warrants or rights					533,275